DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2020
DEFERRED GOVERNMENT GRANTS
DEFERRED GOVERNMENT GRANTS

19.  DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2018, 2019 and 2020, the Company received RMB500, nil and nil, respectively, in government grants from the relevant PRC government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance at beginning of the year	22,435	15,792	8,501	1,303
Additions	500	—	—	—
Recognized as a reduction of depreciation expense	(7,143)	(7,291)	(2,327)	(357)
Balance at end of the year	15,792	8,501	6,174	946